Inventories, Net - Schedule of Inventories (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Inventories [Abstract]
Raw materials	$ 3,682,637	$ 2,620,813
Finished goods	2,964,114	3,299,796
Work in process	17,458,608	11,735,123
Others	4,862	4,658
Total	$ 24,110,221	$ 17,660,390